Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Intangible assets and deferred market rent liabilities
Intangible assets including goodwill gross	$ 78,630	$ 67,389
Goodwill	6,930	2,100
Accumulated Amortization	(19,609)	(32,838)
Intangible assets, net	59,021	34,551
Deferred market rent liability, Gross Intangible	9,757	11,822
Deferred market rent liability, Accumulated Amortization	4,942	5,790
Deferred market rent liability, Net Intangibles	4,815	6,032
In-place leases [Member]
Intangible assets and deferred market rent liabilities
Intangible assets including goodwill gross	56,422	53,974
Accumulated Amortization	(15,543)	(29,548)
Intangible assets, net	40,879	24,426
Customer relationships [Member]
Intangible assets and deferred market rent liabilities
Intangible assets including goodwill gross	1,001	884
Accumulated Amortization	(275)	(248)
Intangible assets, net	726	636
Leasing commissions [Member]
Intangible assets and deferred market rent liabilities
Intangible assets including goodwill gross	9,500	7,906
Accumulated Amortization	(2,390)	(2,039)
Intangible assets, net	7,110	5,867
Marketing and leasing [Member]
Intangible assets and deferred market rent liabilities
Intangible assets including goodwill gross	205
Accumulated Amortization	(33)
Intangible assets, net	172
Deferred market rent assets [Member]
Intangible assets and deferred market rent liabilities
Intangible assets including goodwill gross	4,572	2,525
Accumulated Amortization	(1,368)	(1,003)
Intangible assets, net	$ 3,204	$ 1,522